Note 21 - Events after the Reporting Date (Details Textual) € in Thousands, $ in Millions			1 Months Ended
	Mar. 10, 2020 USD ($)	Mar. 10, 2020 EUR (€)	Jan. 31, 2020 EUR (€)	Jan. 10, 2020 EUR (€)	Jan. 01, 2019 EUR (€)
Statement Line Items [Line Items]
Total lease liabilities					€ 3,266
Lease Amendment Member]
Statement Line Items [Line Items]
Right-of-use assets				€ 1,151
Total lease liabilities				€ 1,114
Agreement related to Lumoxiti with AstraZeneca [member] | Payments in connection with agreement [member]
Statement Line Items [Line Items]
Payments for milestone			€ 15,000
Agreement related to IPH5201 with AstraZeneca [member] | IPH5201 Phase I clinical trial [member]
Statement Line Items [Line Items]
Commercialization milestone payments receivable from counter party | $	$ 5
Agreement with Orega Biotech [member] | IPH5201 Phase I clinical trial [member]
Statement Line Items [Line Items]
Payments for milestone		€ 2,700